UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	2,473,070	$74,340,484
Verizon Communications Inc.	1,474,627	81,192,963

Total Diversified Telecommunication Services		155,533,447

Entertainment - 2.0%
Walt Disney Co.	1,054,454	117,592,710

Interactive Media & Services - 4.9%
Alphabet Inc., Class A Shares	93,045	104,758,435	*
Alphabet Inc., Class C Shares	99,063	110,590,961	*
Facebook Inc., Class A Shares	428,346	71,400,995	*

Total Interactive Media & Services		286,750,391

Media - 3.0%
Comcast Corp., Class A Shares	4,833,846	176,773,748

TOTAL COMMUNICATION SERVICES		736,650,296

CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	247,400	44,230,172

Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc.	39,675	68,190,612	*

Specialty Retail - 4.1%
Home Depot Inc.	882,479	161,961,371
TJX Cos. Inc.	1,639,004	81,507,669

Total Specialty Retail		243,469,040

TOTAL CONSUMER DISCRETIONARY		355,889,824

CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Coca-Cola Co.	1,411,453	67,933,233
PepsiCo Inc.	551,844	62,176,263

Total Beverages		130,109,496

Food & Staples Retailing - 1.8%
Walmart Inc.	1,085,154	103,990,308

Food Products - 0.7%
Mondelez International Inc., Class A Shares	871,502	40,315,683

Household Products - 1.6%
Kimberly-Clark Corp.	175,153	19,508,541
Procter & Gamble Co.	775,413	74,804,092

Total Household Products		94,312,633

TOTAL CONSUMER STAPLES		368,728,120

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	633,993	$28,028,830

Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	796,707	37,708,143
Chevron Corp.	775,202	88,876,909
Exxon Mobil Corp.	1,411,357	103,424,241
Kinder Morgan Inc.	2,306,818	41,753,406
Phillips 66	308,866	29,468,905
Pioneer Natural Resources Co.	295,554	42,063,245

Total Oil, Gas & Consumable Fuels		343,294,849

TOTAL ENERGY		371,323,679

FINANCIALS - 15.1%
Banks - 7.6%
Bank of America Corp.	3,079,149	87,663,372
JPMorgan Chase & Co.	1,939,282	200,715,687
PNC Financial Services Group Inc.	242,157	29,705,399
U.S. Bancorp	1,149,783	58,822,899
Wells Fargo & Co.	1,437,276	70,297,169

Total Banks		447,204,526

Capital Markets - 1.4%
Bank of New York Mellon Corp.	544,524	28,489,495
CME Group Inc.	294,896	53,753,643

Total Capital Markets		82,243,138

Diversified Financial Services - 3.7%
Berkshire Hathaway Inc., Class A Shares	688	214,312,000	*

Insurance - 2.4%
MetLife Inc.	1,014,138	46,315,683
Travelers Cos. Inc.	774,778	97,265,630

Total Insurance		143,581,313

TOTAL FINANCIALS		887,340,977

HEALTH CARE - 15.7%
Biotechnology - 0.7%
Gilead Sciences Inc.	602,030	42,148,120

Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co.	246,486	61,488,398
Medtronic PLC	959,257	84,788,726

Total Health Care Equipment & Supplies		146,277,124

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.2%
CVS Health Corp.	394,474	$25,857,771
UnitedHealth Group Inc.	820,650	221,739,630

Total Health Care Providers & Services		247,597,401

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific Inc.	376,138	92,405,822

Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	421,069	20,788,177
Johnson & Johnson	991,276	131,919,010
Merck & Co. Inc.	1,792,284	133,399,698
Pfizer Inc.	2,497,184	106,005,461

Total Pharmaceuticals		392,112,346

TOTAL HEALTH CARE		920,540,813

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.6%
Raytheon Co.	664,218	109,436,557
United Technologies Corp.	393,739	46,488,764

Total Aerospace & Defense		155,925,321

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	604,203	63,682,996

Commercial Services & Supplies - 1.2%
Waste Management Inc.	730,316	69,869,332

Industrial Conglomerates - 3.0%
3M Co.	271,855	54,452,557
Honeywell International Inc.	831,215	119,387,410

Total Industrial Conglomerates		173,839,967

Trading Companies & Distributors - 0.6%
W.W. Grainger Inc.	110,930	32,767,613

TOTAL INDUSTRIALS		496,085,229

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.7%
Cisco Systems Inc.	2,067,223	97,758,976

IT Services - 5.1%
Automatic Data Processing Inc.	794,413	111,090,714
International Business Machines Corp.	328,150	44,109,923
Visa Inc., Class A Shares	1,081,461	146,008,049

Total IT Services		301,208,686

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV, Registered Shares	101,887	17,833,282
Texas Instruments Inc.	259,325	26,108,841

Total Semiconductors & Semiconductor Equipment		43,942,123

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Software - 9.0%
Adobe Inc.		462,954	$114,729,260	*
Microsoft Corp.		3,062,263	319,792,125
Oracle Corp.		742,263	37,283,871
salesforce.com Inc.		163,677	24,873,994	*
SAP SE, ADR		327,846	33,905,833

Total Software			530,585,083

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.		906,539	150,884,351

TOTAL INFORMATION TECHNOLOGY			1,124,379,219

MATERIALS - 5.3%
Chemicals - 4.6%
Air Products & Chemicals Inc.		298,447	49,061,702
DowDuPont Inc.		660,253	35,528,214
Ecolab Inc.		482,434	76,306,586
PPG Industries Inc.		1,039,660	109,621,751

Total Chemicals			270,518,253

Construction Materials - 0.7%
Vulcan Materials Co.		409,836	41,659,829

TOTAL MATERIALS			312,178,082

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.		574,047	99,218,283

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.		111,385	19,935,687

Multi-Utilities - 0.3%
Sempra Energy		153,471	17,953,038

TOTAL UTILITIES			37,888,725

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,457,080,654)			5,710,223,247

	RATE
SHORT-TERM INVESTMENTS - 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $158,666,506)	2.234%	158,666,506	158,666,506

TOTAL INVESTMENTS - 100.0% (Cost - $2,615,747,160)			5,868,889,753
Liabilities in Excess of Other Assets - 0.0%			(322,314)

TOTAL NET ASSETS - 100.0%			$5,868,567,439

*	Non-income producing security.

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$5,710,223,247	—	—	$5,710,223,247

Short-Term Investments†	158,666,506	—	—	158,666,506

Total Investments	$5,868,889,753	—	—	$5,868,889,753

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2019